Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2019
Recoverable taxes
Summary of Recoverable taxes

	2019	2018
Withholding Income Tax (IRRF) on financial investments (a)	637	5,291
Recoverable IRPJ and CSLL	17,456	5,520
Recoverable PIS and COFINS	2,501	1,223
Other recoverable taxes	1,631	226
	22,225	12,260
Current	15,612	11,227
Non-current	6,613	1,033

(a)	Withholding income tax (IRRF) will be utilized to offset federal taxes payable.